Long-Lived Assets - Property and Equipment, tabular (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Property and equipment, gross		$ 4,656	$ 3,946
Less accumulated depreciation		(2,425)	(2,149)
Property and equipment, net	$ 1,885	2,231	1,797
Machinery and equipment
Property and equipment, net
Property and equipment, gross		$ 2,795	2,031
Machinery and equipment | Minimum
Property and equipment, net
Useful Life (Years)		5 years
Machinery and equipment | Maximum
Property and equipment, net
Useful Life (Years)		7 years
Computers and software
Property and equipment, net
Useful Life (Years)		2 years
Property and equipment, gross		$ 602	672
Furniture
Property and equipment, net
Useful Life (Years)		5 years
Property and equipment, gross		$ 475	448
Leasehold improvements
Property and equipment, net
Useful Life (Years)		5 years
Property and equipment, gross		$ 772	783
Other property
Property and equipment, net
Useful Life (Years)		7 years
Property and equipment, gross		$ 12	$ 12